22. Remuneration of Auditors	12 Months Ended
Jun. 30, 2019
Auditor's remuneration [abstract]
Remuneration of Auditors
	2019 $	2018 $
Audit services
Remuneration of the auditor of the parent entity for:
● auditing or reviewing the financial reports – BDO Audit (WA) Pty Ltd	27,359	26,816